OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
OTHER NON-CURRENT ASSETS.
Deposits	$ 3,716	$ 3,715
Prepayments	144	633
Other	730	891
Other Assets	$ 4,590	$ 5,239